UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2018
Date of reporting period: June 30, 2018

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

Davis Value Portfolio

(part of Davis Variable Account Fund, Inc.)

June 30, 2018

SEMI-ANNUAL REPORT

Over 45 Years of Reliable Investing™

DAVIS VALUE PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VALUE PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview
Davis Value Portfolio underperformed the Standard & Poor's 500® Index ("S&P 500®") for the six-month period ended June 30, 2018 (the "period"). The Fund delivered a total return of 1.86%, versus a 2.65% return for the S&P 500®. The sectors1 within the S&P 500® that reported the strongest performance were Consumer Discretionary (up 11%), Information Technology (up 11%), and Energy (up 7%). The sectors within the S&P 500® that reported the weakest performance were Consumer Staples (down 9%), Telecommunication Services (down 8%), and Industrials (down 5%).

Detractors from Performance
The Fund's holdings in the Financial sector were the most significant detractor2 from performance. The Fund was hindered by its overweight position (32% average weighting, versus 16% average weighting for the S&P 500®) and from stock selection in this sector (down 4%, versus down 3% for the S&P 500®). Three of the Fund's Financial securities were top detractors for the period, including Wells Fargo3 (down 7%), Capital One Financial (down 7%), and Berkshire Hathaway (down 5%). Each of these was among the top ten holdings for the period.

While the Fund's Information Technology holdings were a positive absolute contributor, they underperformed those of the S&P 500® (up 8%, versus up 11%). The Fund was also hindered by an underweight position in this strong performing sector (19% average weighting, versus 24% average weighting).

The Fund's Material holdings underperformed on both an absolute basis and relative to the S&P 500® (down 8%, compared to down 3%). LafargeHolcim (down 11%) was a weak performer for the period.

Adient (down 37%), a Consumer Discretionary holding, was the leading detractor from the Fund's performance during the period. Other individual securities which detracted from performance included Liberty Global (down 21%), Didi Chuxing (down 7%), and Naspers (down 9%) from the Consumer Discretionary sector, Johnson Controls (down 11%) from the Industrial sector, and Cabot Oil & Gas (down 16%) from the Energy sector.

The Fund ended the period with 19% of its net assets in foreign securities. The Fund's foreign securities underperformed its domestic holdings.

Contributors to Performance
The Fund's holdings in the Consumer Discretionary sector made the most significant contribution to performance on an absolute basis (up 8%). Amazon (up 45%), the Fund's second-largest holding, was the Fund's top contributor for the period.

The Fund's Industrial holdings significantly contributed to the Fund's performance relative to the S&P 500® due to stock selection (up 2%, versus down 5%). Safran (up 20%) and Ferguson (up 13%) helped performance.

When compared to the S&P 500®, the Fund benefited by not having any position in the two weakest sectors, Consumer Staples and Telecommunication Services.

The Fund's Information Technology and Energy holdings aided performance on an absolute basis. Apache (up 12%) and Occidental Petroleum (up 16%) from the Energy sector and Alphabet (up 7%), Facebook (up 10%), Microsoft (up 16%), Alibaba (up 8%), and Texas Instruments (up 7%) from the Information Technology sector were all top contributors for the period. The Fund had roughly 9% of net assets invested in Alphabet at the end of the period, making it the largest position.

Davis Value Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Value Portfolio's principal risks are: common stock risk, depositary receipts risk, emerging market risk, fees and expenses risk, financial services risk, foreign country risk, foreign currency risk, headline risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2018, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2018, unless otherwise noted.
[1]
The companies included in the Standard & Poor's 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund's concentration policy.

[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS VALUE PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor's 500® Index over 10 years for an investment made on June 30, 2008

Average Annual Total Return for periods ended June 30, 2018

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	14.24%	11.91%	8.04%	6.15%	0.64%	0.64%
Standard & Poor's 500® Index	14.37%	13.42%	10.17%	5.64%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VALUE PORTFOLIO	Fund Overview
June 30, 2018 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/18 Net Assets)		(% of 06/30/18 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	77.79%	Information Technology	20.25%	25.96%
Common Stock (Foreign)	16.86%	Diversified Financials	18.55%	5.32%
Preferred Stock (Foreign)	2.55%	Banks	13.26%	6.14%
Short-Term Investments	2.62%	Capital Goods	12.96%	6.82%
Other Assets & Liabilities	0.18%	Retailing	10.11%	7.15%
	100.00%	Energy	9.22%	6.34%
		Health Care	3.76%	14.08%
		Media	2.90%	2.26%
		Insurance	2.52%	2.39%
		Materials	2.15%	2.61%
		Automobiles & Components	1.99%	0.60%
		Consumer Services	1.82%	1.66%
		Consumer Durables & Apparel	0.51%	1.25%
		Other	–	17.42%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/18 Net Assets)

Alphabet Inc.*	Software & Services	8.53%
Amazon.com, Inc.	Retailing	5.93%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	5.50%
Wells Fargo & Co.	Banks	5.46%
JPMorgan Chase & Co.	Banks	5.02%
Bank of New York Mellon Corp.	Capital Markets	4.68%
Capital One Financial Corp.	Consumer Finance	4.63%
Apache Corp.	Energy	4.60%
United Technologies Corp.	Capital Goods	4.08%
Facebook, Inc., Class A	Software & Services	4.07%

*Alphabet Inc. holding includes Class A and Class C.

DAVIS VALUE PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2018. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During Period* (01/01/18-06/30/18)
Actual	$1,000.00	$1,018.65	$3.20
Hypothetical	$1,000.00	$1,021.62	$3.21

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.64%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

DAVIS VALUE PORTFOLIO	Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (94.65%)
CONSUMER DISCRETIONARY – (14.29%)
Automobiles & Components – (1.93%)
Adient PLC	94,533	$4,650,078
Consumer Durables & Apparel – (0.50%)
Hunter Douglas N.V. (Netherlands)	16,389	1,205,762
Consumer Services – (1.76%)
New Oriental Education & Technology Group, Inc., ADR (China)	44,890	4,249,287
Media – (2.82%)
GCI Liberty, Inc., Class A *	9,709	437,682
Liberty Global PLC, Series C *	69,110	1,839,017
Liberty Latin America Ltd., Class C *	20,595	399,131
Naspers Ltd. - N (South Africa)	16,180	4,110,611
		6,786,441
Retailing – (7.28%)
Amazon.com, Inc. *	8,406	14,288,519
Booking Holdings Inc. *	1,055	2,138,580
Liberty Expedia Holdings, Inc., Series A *	6,473	284,424
Liberty TripAdvisor Holdings Inc., Series A *	8,978	144,546
Qurate Retail, Inc., Series A *	31,664	671,910
		17,527,979
	Total Consumer Discretionary	34,419,547
ENERGY – (8.97%)
Apache Corp.	236,800	11,070,400
Cabot Oil & Gas Corp.	46,200	1,099,560
Encana Corp. (Canada)	502,340	6,555,537
Occidental Petroleum Corp.	34,250	2,866,040
	Total Energy	21,591,537
FINANCIALS – (33.37%)
Banks – (12.89%)
DBS Group Holdings Ltd. (Singapore)	113,060	2,208,093
JPMorgan Chase & Co.	115,908	12,077,613
U.S. Bancorp	71,840	3,593,437
Wells Fargo & Co.	237,314	13,156,688
		31,035,831
Diversified Financials – (18.03%)
Capital Markets – (4.68%)
Bank of New York Mellon Corp.	208,860	11,263,820
Consumer Finance – (7.85%)
American Express Co.	79,239	7,765,422
Capital One Financial Corp.	121,210	11,139,199
		18,904,621
Diversified Financial Services – (5.50%)
Berkshire Hathaway Inc., Class A *	47	13,255,880
		43,424,321
Insurance – (2.45%)
Multi-line Insurance – (0.99%)
Loews Corp.	49,480	2,388,895

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2018 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (1.46%)
Chubb Ltd.	19,260	$2,446,405
Markel Corp. *	980	1,062,663
		3,509,068
		5,897,963
	Total Financials	80,358,115
HEALTH CARE – (3.66%)
Health Care Equipment & Services – (3.66%)
Aetna Inc.	48,010	8,809,835
	Total Health Care	8,809,835
INDUSTRIALS – (12.59%)
Capital Goods – (12.59%)
Ferguson PLC (United Kingdom)	65,712	5,333,492
Johnson Controls International PLC	270,189	9,037,822
Orascom Construction Ltd. (United Arab Emirates)	14,625	114,806
Safran S.A. (France)	49,460	6,009,864
United Technologies Corp.	78,630	9,831,109
	Total Industrials	30,327,093
INFORMATION TECHNOLOGY – (19.68%)
Semiconductors & Semiconductor Equipment – (2.62%)
Texas Instruments Inc.	57,280	6,315,120
Software & Services – (17.06%)
Alibaba Group Holding Ltd., ADR (China)*	31,130	5,775,549
Alphabet Inc., Class A *	7,310	8,254,379
Alphabet Inc., Class C *	11,003	12,275,497
Facebook, Inc., Class A *	50,380	9,789,842
Microsoft Corp.	33,910	3,343,865
Oracle Corp.	37,200	1,639,032
		41,078,164
	Total Information Technology	47,393,284
MATERIALS – (2.09%)
LafargeHolcim Ltd. (Switzerland)	87,448	4,241,117
OCI N.V. (Netherlands)*	29,250	790,078
	Total Materials	5,031,195
TOTAL COMMON STOCK – (Identified cost $132,501,137)		227,930,606
PREFERRED STOCK – (2.55%)
CONSUMER DISCRETIONARY – (2.55%)
Retailing – (2.55%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	128,944	6,131,970
TOTAL PREFERRED STOCK – (Identified cost $3,959,579)		6,131,970

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2018 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (2.62%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.12%, 07/02/18, dated 06/29/18, repurchase value of $2,012,355 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.00%-10.00%, 08/01/18-07/01/48, total market value $2,052,240)	$2,012,000	$2,012,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.10%, 07/02/18, dated 06/29/18, repurchase value of $685,120 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.379%-5.00%, 04/01/27-02/01/48, total market value $698,700)	685,000	685,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.12%, 07/02/18, dated 06/29/18, repurchase value of $1,207,213 (collateralized by: U.S. Government agency mortgage and obligations in a pooled cash account, 0.00%-4.00%, 05/23/19-04/01/46, total market value $1,231,140)	1,207,000	1,207,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.11%, 07/02/18, dated 06/29/18, repurchase value of $2,414,424 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-6.50%, 04/01/28-06/01/48, total market value $2,462,280)	2,414,000	2,414,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,318,000)	6,318,000
	Total Investments – (99.82%) – (Identified cost $142,778,716)		240,380,576
	Other Assets Less Liabilities – (0.18%)		426,449
		Net Assets – (100.00%)	$240,807,025

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2018 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$240,380,576
Cash	666
Receivables:
Capital stock sold	23,360
Dividends and interest	408,361
Investment securities sold	379,316
Prepaid expenses	3,032
Total assets	241,195,311
LIABILITIES:
Payables:
Capital stock redeemed	86,579
Investment securities purchased	140,245
Accrued investment advisory fee	115,019
Other accrued expenses	46,443
Total liabilities	388,286
NET ASSETS	$240,807,025
SHARES OUTSTANDING	23,187,982
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$10.38
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$23,188
Additional paid-in capital	112,940,783
Undistributed net investment income	1,444,439
Accumulated net realized gains from investments and foreign currency transactions	28,800,615
Net unrealized appreciation on investments and foreign currency transactions	97,598,000
Net Assets	$240,807,025

*Including:
Cost of investments	$142,778,716

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2018 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$1,958,679
Interest		37,605
Total income		1,996,284

Expenses:
Investment advisory fees (Note 3)	$678,960
Custodian fees	29,743
Transfer agent fees	7,559
Audit fees	11,574
Legal fees	4,416
Accounting fees (Note 3)	4,002
Reports to shareholders	4,238
Directors' fees and expenses	38,047
Registration and filing fees	24
Miscellaneous	10,356
Total expenses		788,919
Net investment income		1,207,365

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		16,168,887
Foreign currency transactions		(3,645)
Net realized gain		16,165,242
Net decrease in unrealized appreciation		(12,443,123)
Net realized and unrealized gain on investments and foreign currency transactions		3,722,119
Net increase in net assets resulting from operations		$4,929,484

*Net of foreign taxes withheld of		$21,339

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017

OPERATIONS:
Net investment income	$1,207,365	$1,818,229
Net realized gain from investments and foreign currency transactions	16,165,242	28,006,767
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(12,443,123)	21,400,155
Net increase in net assets resulting from operations	4,929,484	51,225,151
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(1,827,900)
Realized gains from investment transactions	–	(20,335,386)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(18,154,874)	(24,372,813)
Total increase (decrease) in net assets	(13,225,390)	4,689,052
NET ASSETS:
Beginning of period	254,032,415	249,343,363
End of period*	$240,807,025	$254,032,415

*Including undistributed net investment income of	$1,444,439	$237,074

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
June 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$34,419,547	$–	$6,131,970	$40,551,517
Energy	21,591,537	–	–	21,591,537
Financials	80,358,115	–	–	80,358,115
Health Care	8,809,835	–	–	8,809,835
Industrials	30,327,093	–	–	30,327,093
Information Technology	47,393,284	–	–	47,393,284
Materials	5,031,195	–	–	5,031,195
Short-term securities	–	6,318,000	–	6,318,000
Total Investments	$227,930,606	$6,318,000	$6,131,970	$240,380,576

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2018.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2018. The net decrease in unrealized appreciation during the period on Level 3 securities still held at June 30, 2018 was $(435,418). There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

	Beginning Balance January 1, 2018	Cost of Purchases	Net Decrease in Unrealized Appreciation	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance June 30, 2018
Investments in Securities:
Preferred Stock	$6,567,388	$–	$(435,418)	$–	$–	$6,131,970
Total Level 3	$6,567,388	$–	$(435,418)	$–	$–	$6,131,970

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	June 30, 2018	Technique	Input	Range	an Increase in Input
Investments in Securities:
Preferred Stock	$6,131,970	Market Approach	Volume-Weighted Transaction Price	$46.50-$48.36	Increase
Total Level 3	$6,131,970

The significant unobservable input listed in the above table is attributable to a private security and includes assumptions made from a private transaction, and if changed, would affect the fair value of the Fund's investment. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2018, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2014.

At June 30, 2018, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$99,337,152
Unrealized depreciation	(3,280,176)
Net unrealized appreciation	$96,056,976

Aggregate cost	$144,323,600

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, corporate actions, Directors' deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2018 were $23,568,431 and $39,792,878, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2019.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2018 amounted to $4,002.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2018, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2018 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease
Shares:	371,327	–	(2,118,608)	(1,747,281)
Value:	$3,809,220	$–	$(21,964,094)	$(18,154,874)

	Year ended December 31, 2017
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease
Shares:	497,879	2,172,871	(5,150,910)	(2,480,160)
Value:	$4,991,218	$22,163,286	$(51,527,317)	$(24,372,813)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the six months ended June 30, 2018.

NOTE 6 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2018, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $6,131,970 or 2.55% of the Fund's net assets as of June 30, 2018. Information regarding restricted securities is as follows:

Security	Initial Acquisition Date	Shares	Cost per Share	Valuation per Share as of June 30, 2018
Didi Chuxing Joint Co., Series A, Pfd.	07/27/15	128,944	$30.7077	$47.5553

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2018	Year ended December 31,
	(Unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.19	$9.10	$9.62	$11.32	$13.48	$10.93
Income from Investment Operations:
Net Investment Income	0.05[a]	0.07[a]	0.07[a]	0.10	0.12	0.12
Net Realized and Unrealized Gains	0.14	1.99	1.09	0.10	0.73	3.53
Total from Investment Operations	0.19	2.06	1.16	0.20	0.85	3.65
Dividends and Distributions:
Dividends from Net Investment Income	–	(0.08)	(0.13)	(0.09)	(0.13)	(0.12)
Distributions from Realized Gains	–	(0.89)	(1.55)	(1.81)	(2.88)	(0.98)
Total Dividends and Distributions	–	(0.97)	(1.68)	(1.90)	(3.01)	(1.10)
Net Asset Value, End of Period	$10.38	$10.19	$9.10	$9.62	$11.32	$13.48
Total Return[b]	1.86%	22.63%	11.88%	1.60%	6.06%	33.43%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$240,807	$254,032	$249,343	$321,746	$365,125	$396,251
Ratio of Expenses to Average Net Assets:
Gross	0.64%[c]	0.64%	0.62%	0.62%	0.62%	0.62%
Net[d]	0.64%[c]	0.64%	0.62%	0.62%	0.62%	0.62%
Ratio of Net Investment Income to Average Net Assets	0.98%[c]	0.72%	0.78%	0.86%	0.82%	0.84%
Portfolio Turnover Rate[e]	10%	12%	18%	27%	26%	10%

a	Per share calculations were based on average shares outstanding for the period.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

c	Annualized.

d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2018. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interests of Davis Value Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, to the Independent Directors' recommendation to renew the Advisory Agreements.

The Independent Directors considered the investment performance of the Fund on an absolute basis, as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether the Fund:

1.	Achieves satisfactory investment results over the long-term, after all costs;
2.
Efficiently and effectively handles shareholder transactions, inquiries, requests and records, provides quality accounting, legal and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder's ultimate return is the product of a fund's results, as well as the shareholder's behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

In aggregate, Davis Advisors, employees of Davis Advisors, and the Davis family have made significant investments in the Funds. The Independent Directors considered that these investments tends to align Davis Advisors', Davis Advisors' employees, and Davis family's interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.

The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds' shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors' investment process as well as the experience, capability and integrity of its senior management and other personnel.

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors' (a) efforts to minimize transaction costs by generally having a long- term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for the Fund, profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund's net assets increase, and whether the fee schedule should reflect those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Fund.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors' sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Fund, the Independent Directors noted that the range of services provided to the Fund is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for the differences between the fee rates for the Fund and Davis Advisors' other lines of business.

The Independent Directors noted that Davis Value Portfolio outperformed its benchmark, the Standard & Poor's 500® Index ("S&P 500®"), over the one-year time period and since its inception on July 1, 1999, but underperformed the S&P 500® over the three-, five-, and ten-year time periods, all periods ended February 28, 2018.

Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper large-cap core funds underlying variable insurance products (the "Performance Universe Average"), as well as the relevant Lipper Index. The report indicated that the Fund outperformed the Performance Universe Average and Lipper Index over the one-, two-, and three-year time periods, but underperformed both over the four- and ten-year time periods, all periods ended December 31, 2017. The Fund performed approximately in-line with the Performance Universe Average, but underperformed the Lipper Index over the five-year time period, ended December 31, 2017.

The Independent Directors also reviewed the Fund's performance when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 6 out of 15 rolling five-year time periods and outperformed the Morningstar U.S. Insurance Large Blend category in 8 out of 15 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2017. The Fund outperformed the S&P 500® in 3 out of 10 rolling ten-year time periods and the Morningstar U.S. Insurance Large Blend category in 4 out of 10 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2017.

The Independent Directors considered Davis Value Portfolio's management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses through May 1, 2019.

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors' shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Value Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS VALUE PORTFOLIO	Directors And Officers

For the purpose of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Trustee, DCT Industrial Trust (REIT); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004/Chairman since 2009	Co-CEO and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings
Company (educational and
media company); Director,
Colfax Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable ONE Inc.
(cable service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha C. Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director,
Modine Manufacturing
Company (heat transfer
technology); Director, Chicago
Bridge & Iron Company, N.V.
(industrial construction and
engineering); Lead
Independent Director, Fifth
Third Bancorp (diversified
financial services).

DAVIS VALUE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC.	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee, Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company); Director, The Coca
Cola Company (beverage
company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

Davis Financial Portfolio

(part of Davis Variable Account Fund, Inc.)

June 30, 2018

SEMI-ANNUAL REPORT

Over 45 Years of Reliable Investing™

DAVIS FINANCIAL PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Financial Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS FINANCIAL PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview
Davis Financial Portfolio underperformed the Standard & Poor's 500® Index ("S&P 500®") for the six-month period ended June 30, 2018 (the "period"). The Fund delivered a total return of negative 1.29%, versus a 2.65% return for the S&P 500®. The Financials sector1 holdings for the Fund were down 1% and down 3% for the S&P 500®. The sectors within the S&P 500® that reported the strongest performance were Consumer Discretionary (up 11%), Information Technology (up 11%), and Energy (up 7%). The sectors within the S&P 500® that reported the weakest performance were Consumer Staples (down 9%), Telecommunication Services (down 8%), and Industrials (down 5%).

Detractors from Performance
While the Fund's Insurance holdings outperformed those of the S&P 500® (down 4%, versus down 7%), Insurance holdings were a significant detractor2 from the Fund's performance on both an absolute and relative basis at the industry level. Chubb3 (down 12%), Markel (down 5%), Loews (down 3%), and American International Group (down 10%) hindered the Fund's performance.

Likewise, while the Fund's Consumer Finance holdings beat those of the S&P 500® (down 4%, versus down 5%), they were also a key detractor from performance on a relative and absolute basis. Capital One Financial (down 7%), the third largest holding, was the top detractor for the period.

Goldman Sachs (down 13%) and Brookfield Asset Management (down 4%) from Capital Markets, Wells Fargo (down 7%) and U.S. Bancorp (down 6%) from the Bank industry, Berkshire Hathaway (down 5%) from the Diversified Financial Services industry, and Cielo (down 42%) from the Information Technology sector were among the weakest performers for the period. Brookfield Asset Management and Cielo were sold during the period.

Contributors to Performance
The Fund's Diversified Financial Services holdings were the most significant contributor to performance during the period. Returns on the Fund's Diversified Financial Services holdings were up 3%, versus up 2% for the S&P 500®. Visa (up 17%) was the top contributor for the period.

The Fund is allowed to invest a portion of its net assets in non-Financial securities. The Fund held roughly 3% of its net assets in one security from the Information Technology sector, Alphabet, which was a contributor to the Fund's performance (up 7%).

While the Fund's return on Bank holdings in aggregate were flat, a number of individual Bank securities aided the Fund's performance, including Bank of N.T. Butterfield & Son (up 23%), DBS Group Holdings (up 9%), and DNB ASA (up 5%). Bank of N.T. Butterfield & Son and DNB ASA were purchased during the period.

KKR (up 20%) and Bank of New York Mellon (up 1%) from Capital Markets and Everest Re Group (up 5%) and Marsh & McLennan (up 2%) from Insurance were key contributors to performance.

The Fund had an average weighting of 5% of its assets in Cash & Equivalents, which aided performance. The Fund had an average weighting of 13% of its net assets in foreign securities. The Fund's foreign holdings significantly outperformed its domestic holdings (up 4%, compared to down 2%).

Davis Financial Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Portfolio's principal risks are: common stock risk, credit risk, depositary receipts risk, emerging market risk, fees and expenses risk, financial services risk, focused portfolio risk, foreign country risk, foreign currency risk, headline risk, interest rate sensitivity risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Financial Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund's portfolio in a few companies, the Fund's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2018, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2018, unless otherwise noted.
[1]
The companies included in the Standard & Poor's 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund's concentration policy.

[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

2

DAVIS FINANCIAL PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor's 500® Index over 10 years for an investment made on June 30, 2008

Average Annual Total Return for periods ended June 30, 2018

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	10.05%	12.60%	9.14%	6.02%	0.70%	0.70%
Standard & Poor's 500® Index	14.37%	13.42%	10.17%	5.64%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
June 30, 2018 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/18 Net Assets)		(% of 06/30/18 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	82.83%	Diversified Financials	42.68%	5.32%
Common Stock (Foreign)	14.38%	Banks	30.32%	6.14%
Short-Term Investments	2.88%	Insurance	24.02%	2.39%
Other Assets & Liabilities	(0.09)%	Information Technology	2.98%	25.96%
	100.00%	Health Care	–	14.08%
		Retailing	–	7.15%
		Capital Goods	–	6.82%
		Energy	–	6.34%
		Food, Beverage & Tobacco	–	3.91%
		Utilities	–	2.95%
		Other	–	18.94%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/18 Net Assets)

U.S. Bancorp	Banks	6.82%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	6.21%
Capital One Financial Corp.	Consumer Finance	6.08%
American Express Co.	Consumer Finance	5.86%
Wells Fargo & Co.	Banks	5.27%
Bank of New York Mellon Corp.	Capital Markets	5.25%
Markel Corp.	Property & Casualty Insurance	5.04%
JPMorgan Chase & Co.	Banks	4.75%
DNB ASA	Banks	4.13%
Loews Corp.	Multi-line Insurance	4.06%

4

DAVIS FINANCIAL PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2018. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During Period* (01/01/18-06/30/18)
Actual	$1,000.00	$987.10	$3.45
Hypothetical	$1,000.00	$1,021.32	$3.51

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.70%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
June 30, 2018 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (97.21%)
FINANCIALS – (94.32%)
Banks – (29.48%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	47,380	$2,166,213
DBS Group Holdings Ltd. (Singapore)	122,651	2,395,408
DNB ASA (Norway)	153,530	3,002,981
JPMorgan Chase & Co.	33,100	3,449,020
PNC Financial Services Group, Inc.	11,960	1,615,796
U.S. Bancorp	99,090	4,956,482
Wells Fargo & Co.	69,070	3,829,241
		21,415,141
Diversified Financials – (41.49%)
Capital Markets – (21.31%)
Bank of New York Mellon Corp.	70,720	3,813,930
Blackstone Group L.P.	21,800	701,306
Charles Schwab Corp.	31,940	1,632,134
Goldman Sachs Group, Inc.	10,190	2,247,608
Julius Baer Group Ltd. (Switzerland)	25,304	1,489,162
KKR & Co. Inc., Class A	94,150	2,339,627
Oaktree Capital Group LLC, Class A	36,010	1,463,807
State Street Corp.	19,230	1,790,121
		15,477,695
Consumer Finance – (11.94%)
American Express Co.	43,440	4,257,120
Capital One Financial Corp.	48,040	4,414,876
		8,671,996
Diversified Financial Services – (8.24%)
Berkshire Hathaway Inc., Class A *	16	4,512,640
Visa Inc., Class A	11,160	1,478,142
		5,990,782
		30,140,473
Insurance – (23.35%)
Insurance Brokers – (1.50%)
Marsh & McLennan Cos, Inc.	13,310	1,091,021
Multi-line Insurance – (5.08%)
American International Group, Inc.	13,850	734,327
Loews Corp.	61,150	2,952,322
		3,686,649
Property & Casualty Insurance – (9.08%)
Chubb Ltd.	23,096	2,933,654
Markel Corp. *	3,375	3,659,681
		6,593,335
Reinsurance – (7.69%)
Alleghany Corp.	3,590	2,064,142
Everest Re Group, Ltd.	9,040	2,083,539
Greenlight Capital Re, Ltd., Class A *	3,400	48,280

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2018 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	16,090	$1,392,420
			5,588,381
			16,959,386
		Total Financials	68,515,000
INFORMATION TECHNOLOGY – (2.89%)
Software & Services – (2.89%)
	Alphabet Inc., Class A *	740	835,600
	Alphabet Inc., Class C *	1,135	1,266,263
		Total Information Technology	2,101,863
	TOTAL COMMON STOCK – (Identified cost $43,313,541)		70,616,863
SHORT-TERM INVESTMENTS – (2.88%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.12%, 07/02/18, dated 06/29/18, repurchase value of $666,118 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.00%-10.00%, 08/01/18-07/01/48, total market value $679,320)	$666,000	666,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.10%, 07/02/18, dated 06/29/18, repurchase value of $227,040 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.379%-5.00%, 04/01/27-02/01/48, total market value $231,540)	227,000	227,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.12%, 07/02/18, dated 06/29/18, repurchase value of $399,070 (collateralized by: U.S. Government agency mortgage and obligations in a pooled cash account, 0.00%-4.50%, 05/23/19-01/01/48, total market value $406,980)	399,000	399,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.11%, 07/02/18, dated 06/29/18, repurchase value of $799,140 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.50%, 11/01/26-06/01/48, total market value $814,980)	799,000	799,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,091,000)		2,091,000
	Total Investments – (100.09%) – (Identified cost $45,404,541)		72,707,863
	Liabilities Less Other Assets – (0.09%)		(68,197)
	Net Assets – (100.00%)		$72,639,666

*	Non-income producing security.

See Notes to Financial Statements

7

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2018 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$72,707,863
Cash	990
Receivables:
Capital stock sold	28,317
Dividends and interest	71,157
Prepaid expenses	689
Total assets	72,809,016
LIABILITIES:
Payables:
Capital stock redeemed	57,489
Investment securities purchased	48,353
Accrued audit fees	8,824
Accrued investment advisory fee	35,038
Other accrued expenses	19,646
Total liabilities	169,350
NET ASSETS	$72,639,666
SHARES OUTSTANDING	4,749,211
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$15.30
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$4,749
Additional paid-in capital	38,085,420
Undistributed net investment income	554,220
Accumulated net realized gains from investments and foreign currency transactions	6,692,110
Net unrealized appreciation on investments and foreign currency transactions	27,303,167
Net Assets	$72,639,666

*Including:
Cost of investments	$45,404,541

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the six months ended June 30, 2018 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$808,515
Interest		30,134
Total income		838,649
Expenses:
Investment advisory fees (Note 3)	$207,431
Custodian fees	14,381
Transfer agent fees	5,549
Audit fees	10,222
Legal fees	1,347
Accounting fees (Note 3)	1,002
Reports to shareholders	1,736
Directors' fees and expenses	13,938
Registration and filing fees	8
Miscellaneous	6,692
Total expenses		262,306
Net investment income		576,343
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		6,626,724
Foreign currency transactions		(3,464)
Net realized gain		6,623,260
Net decrease in unrealized appreciation		(8,247,453)
Net realized and unrealized loss on investments and foreign currency transactions		(1,624,193)
Net decrease in net assets resulting from operations		$(1,047,850)

*Net of foreign taxes withheld of		$30,444

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017

OPERATIONS:
Net investment income	$576,343	$527,239
Net realized gain from investments and foreign currency transactions	6,623,260	5,612,375
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(8,247,453)	7,645,217
Net increase (decrease) in net assets resulting from operations	(1,047,850)	13,784,831
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(512,393)
Realized gains from investment transactions	–	(6,326,938)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(1,690,584)	(1,332,761)
Total increase (decrease) in net assets	(2,738,434)	5,612,739
NET ASSETS:
Beginning of period	75,378,100	69,765,361
End of period*	$72,639,666	$75,378,100

*Including undistributed net investment income (loss) of	$554,220	$(22,123)

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
June 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Financials	$68,515,000	$–	$–	$68,515,000
Information Technology	2,101,863	–	–	2,101,863
Short-term securities	–	2,091,000	–	2,091,000
Total Investments	$70,616,863	$2,091,000	$–	$72,707,863

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2018.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2018, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2014.

At June 30, 2018, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$27,433,599
Unrealized depreciation	(171,748)
Net unrealized appreciation	$27,261,851

Aggregate cost	$45,446,012

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, Directors' deferred compensation payments, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2018 were $11,553,798 and $11,473,183, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2019.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2018 amounted to $1,002.

NOTE 4 - CAPITAL STOCK

At June 30, 2018, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2018 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease
Shares:	543,684	–	(656,554)	(112,870)
Value:	$8,639,429	$–	$(10,330,013)	$(1,690,584)

	Year ended December 31, 2017
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease
Shares:	496,470	441,248	(1,049,527)	(111,809)
Value:	$7,738,356	$6,839,331	$(15,910,448)	$(1,332,761)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the six months ended June 30, 2018.

14

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2018	Year ended December 31,
	(Unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$15.50	$14.03	$13.31	$14.98	$15.08	$11.55
Income (Loss) from Investment Operations:
Net Investment Income	0.12	0.12	0.14	0.13	0.17	0.13
Net Realized and Unrealized Gains (Losses)	(0.32)	2.89	1.76	0.20	1.79	3.48
Total from Investment Operations	(0.20)	3.01	1.90	0.33	1.96	3.61
Dividends and Distributions:
Dividends from Net Investment Income	–	(0.12)	(0.14)	(0.14)	(0.20)	(0.08)
Distributions from Realized Gains	–	(1.42)	(1.04)	(1.86)	(1.86)	–
Total Dividends and Distributions	–	(1.54)	(1.18)	(2.00)	(2.06)	(0.08)
Net Asset Value, End of Period	$15.30	$15.50	$14.03	$13.31	$14.98	$15.08
Total Return[a]	(1.29)%	21.42%	14.25%	2.01%	12.85%	31.26%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$72,640	$75,378	$69,765	$67,541	$77,859	$80,881
Ratio of Expenses to Average Net Assets:
Gross	0.70%[b]	0.72%	0.70%	0.68%	0.68%	0.68%
Net[c]	0.70%[b]	0.72%	0.65%	0.68%	0.68%	0.68%
Ratio of Net Investment Income to Average Net Assets	1.53%[b]	0.75%	1.04%	0.82%	0.96%	0.90%
Portfolio Turnover Rate[d]	16%	14%	12%	12%	32%	2%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

b	Annualized.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

15

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2018. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interests of Davis Financial Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, to the Independent Directors' recommendation to renew the Advisory Agreements.

The Independent Directors considered the investment performance of the Fund on an absolute basis, as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether the Fund:

1.	Achieves satisfactory investment results over the long-term, after all costs;
2.
Efficiently and effectively handles shareholder transactions, inquiries, requests and records, provides quality accounting, legal and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder's ultimate return is the product of a fund's results, as well as the shareholder's behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

In aggregate, Davis Advisors, employees of Davis Advisors, and the Davis family have made significant investments in the Funds. The Independent Directors considered that these investments tends to align Davis Advisors', Davis Advisors' employees, and Davis family's interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.

The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds' shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors' investment process as well as the experience, capability and integrity of its senior management and other personnel.

16

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors' (a) efforts to minimize transaction costs by generally having a long- term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for the Fund, profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund's net assets increase, and whether the fee schedule should reflect those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Fund.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors' sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Fund, the Independent Directors noted that the range of services provided to the Fund is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for the differences between the fee rates for the Fund and Davis Advisors' other lines of business.

The Independent Directors noted that Davis Financial Portfolio outperformed its benchmark, the Standard & Poor's 500® Index ("S&P 500®"), over the one-, three-, and five-year time periods, as well as since its inception on July 1, 1999, all periods ended February 28, 2018. The Fund underperformed the S&P 500® over the ten-year time period, ended February 28, 2018.

Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper financial services funds underlying variable insurance products (the "Performance Universe Average"). The report indicated that the Fund outperformed the Performance Universe Average over the one-, three-, four-, five- and ten-year time periods, but underperformed over the two-year time period, all periods ended December 31, 2017.

The Independent Directors also reviewed the Fund's performance when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 6 out of 15 rolling five-year time periods and outperformed the Morningstar U.S. Insurance Financial category in 10 out of 15 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2017. The Fund outperformed the S&P 500® in 1 out of 10 rolling ten-year time periods and outperformed the Morningstar U.S. Insurance Financial category in 10 out of 10 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2017.

The Independent Directors considered Davis Financial Portfolio's management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses through May 1, 2019.

17

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Financial Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors' shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Financial Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

18

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purpose of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Trustee, DCT Industrial Trust (REIT); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004/Chairman since 2009	Co-CEO and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings
Company (educational and
media company); Director,
Colfax Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable ONE Inc.
(cable service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha C. Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director,
Modine Manufacturing
Company (heat transfer
technology); Director, Chicago
Bridge & Iron Company, N.V.
(industrial construction and
engineering); Lead
Independent Director, Fifth
Third Bancorp (diversified
financial services).

19

DAVIS FINANCIAL PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC.	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee, Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company); Director, The Coca
Cola Company (beverage
company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.

20

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

Davis Real Estate Portfolio

(part of Davis Variable Account Fund, Inc.)

June 30, 2018

SEMI-ANNUAL REPORT

Over 45 Years of Reliable Investing™

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Real Estate Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS REAL ESTATE PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview
Davis Real Estate Portfolio outperformed the Wilshire U.S. Real Estate Securities Index ("Wilshire Index") for the six-month period ended June 30, 2018 (the "period"). The Fund delivered a total return of 2.27%, versus a 1.60% return for the Wilshire Index. The sub-industries1 within the Wilshire Index that reported the strongest performance were Real Estate Operating Companies (up 24%), Hotel & Resort REITs (up 8%), and Industrial REITs (up 6%). The sub-industries within the Wilshire Index that reported the weakest performance were Retail REITs (down 3%), Diversified REITs (down 1%), and Office REITs (down less than 1%).

Contributors to Performance
The Fund's holdings in the Specialized REITs sub-industry made the most significant contribution2 to performance. The Fund benefited from stock selection (up 6%, versus up 4% for the Wilshire Index) and from its overweight position in this sub-industry (21% average weighting, versus 17% average weighting for the Wilshire Index). Four of the Fund's Specialized REITs holdings were top performers for the period, including the largest contributor, Extra Space Storage3 (up 16%), CubeSmart (up 14%), Public Storage (up 11%), and Life Storage (up 12%).

The Fund likewise benefited from its stock selection and overweight position (average weighting of 15%, compared to 9% for the Wilshire Index) in the Industrial REITs sub-industry. Returns from the Fund's Industrial REITs holdings were up 8%, versus up 6% for the Wilshire Index. DCT Industrial Trust (up 15%), Rexford Industrial Realty (up 9%), Terreno Realty (up 8%), and First Industrial Realty (up 7%) were key contributors to performance.

The Fund's holdings in the Residential REITs sub-industry (up 3%, versus up 1% for the Wilshire Index) and Office REITs sub-industry (up 1%, compared with down less than 1% for the Wilshire Index) aided performance on both an absolute and relative basis. Education Realty Trust (up 28%), a new holding during the period from the Residential REITs sub-industry, helped performance.

LaSalle Hotel Properties (up 45%) from the Hotel & Resort REIT sub-industry was a top contributor to performance. LaSalle Hotel Properties was purchased and subsequently sold during the period.

Detractors from Performance
The Fund's Retail REITs holdings were the most significant detractor from performance on an absolute basis (down 2%). Five of the top ten detractors came from this sub-industry. They include GGP (down 12%), Regency Centers (down 9%), Kimco Realty (down 5%), DDR (down 20%), and Cedar Realty Trust (down 12%). The Fund no longer owns DDR or Cedar Realty Trust.

On a relative basis, the most important detractor from the Fund's performance was the Health Care REITs sub-industry. The Fund was significantly underweight (3% average weight, compared with 11% average weight for the Wilshire Index) and was hindered by stock selection in this sub-industry (down 6%, versus up 2% for the Wilshire Index). Welltower (down 16%) and Ventas (down 13%), both of which the Fund subsequently sold, were the two leading detractors for the period.

The Fund was hindered by not holding securities in the strongest performing sub-industry within the Wilshire Index, Real Estate Operating Companies. Likewise, while the Fund's holdings in the Hotel & Resort REITs sub-industry outperformed those of the Wilshire Index (up 16%, compared to up 8%), the Fund was hindered by its underweight position in the Hotel & Resort REITs sub-industry when compared to the Wilshire Index (average weighting of 2%, versus 7%).

Additional securities which weighed on performance included CyrusOne (down less than 1%) from the Specialized REITs sub-industry and Brandywine Realty Trust (down 5%) from the Office REITs sub-industry.

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Portfolio's principal risks are: common stock risk, fees and expenses risk, headline risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, real estate risk, stock market risk, and variable current income risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector more than a fund that does not concentrate its portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2018, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2018, unless otherwise noted.
[1]	The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.

[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

2

DAVIS REAL ESTATE PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor's 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on June 30, 2008

Average Annual Total Return for periods ended June 30, 2018

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	7.70%	8.78%	6.08%	8.58%	1.02%	1.00%
Standard & Poor's 500® Index	14.37%	13.42%	10.17%	5.64%
Wilshire U.S. Real Estate Securities Index	4.00%	8.80%	7.91%	10.38%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
June 30, 2018 (Unaudited)

Portfolio Composition		Sub-Industry Weightings
(% of Fund's 06/30/18 Net Assets)		(% of 06/30/18 Stock Holdings)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock (U.S.)	96.43%	Specialized REITs	22.49%	17.08%
Common Stock (Foreign)	0.86%	Retail REITs	20.64%	17.75%
Preferred Stock	0.28%	Office REITs	17.37%	15.25%
Short-Term Investments	1.87%	Residential REITs	16.58%	18.34%
Other Assets & Liabilities	0.56%	Industrial REITs	15.45%	9.08%
	100.00%	Diversified REITs	3.35%	3.90%
		Hotel & Resort REITs	2.07%	6.86%
		Health Care REITs	1.62%	11.07%
		Information Technology	0.43%	–
		Real Estate Operating Companies	–	0.37%
		Hotels, Resorts & Cruise Lines	–	0.30%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/18 Net Assets)

Simon Property Group, Inc.	Retail REITs	6.40%
AvalonBay Communities, Inc.	Residential REITs	4.20%
Prologis, Inc.	Industrial REITs	3.71%
Equinix, Inc.	Specialized REITs	3.63%
Forest City Realty Trust Inc., Class A	Diversified REITs	3.27%
Boston Properties, Inc.	Office REITs	3.01%
Public Storage	Specialized REITs	2.69%
Extra Space Storage Inc.	Specialized REITs	2.59%
Camden Property Trust	Residential REITs	2.53%
Rexford Industrial Realty, Inc.	Industrial REITs	2.50%

4

DAVIS REAL ESTATE PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2018. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During Period* (01/01/18-06/30/18)
Actual	$1,000.00	$1,022.68	$5.02
Hypothetical	$1,000.00	$1,019.84	$5.01

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (1.00%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.29%)
INFORMATION TECHNOLOGY – (0.42%)
Software & Services – (0.42%)
Switch, Inc., Class A	4,960	$60,363
Total Information Technology		60,363
REAL ESTATE – (96.87%)
Equity Real Estate Investment Trusts (REITs) – (96.87%)
Diversified REITs – (3.27%)
Forest City Realty Trust Inc., Class A	20,660	471,255
Health Care REITs – (1.58%)
HCP, Inc.	8,850	228,507
Hotel & Resort REITs – (2.02%)
Host Hotels & Resorts Inc.	13,840	291,609
Industrial REITs – (15.07%)
DCT Industrial Trust Inc.	5,270	351,667
EastGroup Properties, Inc.	2,620	250,367
First Industrial Realty Trust, Inc.	10,230	341,068
Prologis, Inc.	8,160	536,031
Rexford Industrial Realty, Inc.	11,480	360,357
Terreno Realty Corp.	8,920	336,016
		2,175,506
Office REITs – (16.95%)
Alexandria Real Estate Equities, Inc.	2,690	339,397
Boston Properties, Inc.	3,460	433,953
Brandywine Realty Trust	12,400	209,312
Cousins Properties, Inc.	36,810	356,689
Great Portland Estates PLC (United Kingdom)	13,193	124,388
Hudson Pacific Properties Inc.	9,550	338,357
JBG SMITH Properties	4,805	175,238
SL Green Realty Corp.	2,410	242,277
Vornado Realty Trust	3,060	226,195
		2,445,806
Residential REITs – (16.18%)
American Campus Communities, Inc.	8,200	351,616
American Homes 4 Rent, Class A	3,550	78,739
AvalonBay Communities, Inc.	3,530	606,772
Camden Property Trust	4,000	364,520
Education Realty Trust, Inc.	4,390	182,185
Equity Residential	4,960	315,902
Essex Property Trust, Inc.	1,500	358,605
Invitation Homes Inc.	3,310	76,329
		2,334,668
Retail REITs – (19.86%)
Acadia Realty Trust	12,850	351,704
Brixmor Property Group, Inc.	13,640	237,745
Federal Realty Investment Trust	2,360	298,658
GGP Inc.	9,490	193,881
Kimco Realty Corp.	12,140	206,258
Regency Centers Corp.	5,110	317,229

6

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2018 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Retail Opportunity Investments Corp.	17,580	$336,833
Simon Property Group, Inc.	5,430	924,132
		2,866,440
Specialized REITs – (21.94%)
CatchMark Timber Trust Inc., Class A	15,054	191,637
CoreSite Realty Corp.	1,000	110,820
Crown Castle International Corp.	3,130	337,477
CubeSmart	9,820	316,400
CyrusOne Inc.	1,330	77,619
Digital Realty Trust, Inc.	3,050	340,319
Equinix, Inc.	1,220	524,466
Extra Space Storage Inc.	3,740	373,289
Life Storage, Inc.	3,490	339,612
Public Storage	1,710	387,931
Weyerhaeuser Co.	4,560	166,258
		3,165,828
	Total Real Estate	13,979,619
TOTAL COMMON STOCK – (Identified cost $12,114,931)		14,039,982
PREFERRED STOCK – (0.28%)
REAL ESTATE – (0.28%)
Equity Real Estate Investment Trusts (REITs) – (0.28%)
Retail REITs – (0.28%)
CBL & Associates Properties, Inc., Series D, 7.375%, Cum. Pfd.	1,496	28,798
CBL & Associates Properties, Inc., Series E, 6.625%, Cum. Pfd.	620	10,713
	Total Real Estate	39,511
TOTAL PREFERRED STOCK – (Identified cost $50,172)		39,511
SHORT-TERM INVESTMENTS – (1.87%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.12%, 07/02/18, dated 06/29/18, repurchase value of $86,015 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.00%-10.00%, 08/01/18-07/01/48, total market value $87,720)	$86,000	86,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.10%, 07/02/18, dated 06/29/18, repurchase value of $29,005 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.379%-5.00%, 04/01/27-02/01/48, total market value $29,580)	29,000	29,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.12%, 07/02/18, dated 06/29/18, repurchase value of $52,009 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-2.75%, 12/06/18-05/31/23, total market value $53,040)	52,000	52,000

7

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2018 (Unaudited)

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.11%, 07/02/18, dated 06/29/18, repurchase value of $103,018 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-7.00%, 04/01/26-06/01/48, total market value $105,060)	$103,000	$103,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $270,000)	270,000
	Total Investments – (99.44%) – (Identified cost $12,435,103)	14,349,493
	Other Assets Less Liabilities – (0.56%)	81,376
	Net Assets – (100.00%)	$14,430,869

See Notes to Financial Statements

8

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2018 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$14,349,493
Cash	446
Receivables:
Capital stock sold	2,000
Dividends and interest	42,990
Investment securities sold	65,909
Prepaid expenses	201
Due from Adviser	1,500
Total assets	14,462,539
LIABILITIES:
Payables:
Capital stock redeemed	605
Accrued audit fees	8,824
Accrued custodian fees	4,550
Accrued directors' fees and expenses	1,604
Accrued investment advisory fee	8,546
Accrued transfer agent fees	1,600
Other accrued expenses	5,941
Total liabilities	31,670
NET ASSETS	$14,430,869
SHARES OUTSTANDING	958,049
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$15.06
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$958
Additional paid-in capital	12,135,066
Undistributed net investment income	256,184
Accumulated net realized gains from investments and foreign currency transactions	124,271
Net unrealized appreciation on investments and foreign currency transactions	1,914,390
Net Assets	$14,430,869

*Including:
Cost of investments	$12,435,103

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2018 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$255,509
Interest		2,796
Total income		258,305
Expenses:
Investment advisory fees (Note 3)	$38,075
Custodian fees	8,977
Transfer agent fees	3,747
Audit fees	10,223
Legal fees	251
Accounting fees (Note 3)	1,002
Reports to shareholders	16
Directors' fees and expenses	3,548
Registration and filing fees	2
Miscellaneous	4,923
Total expenses		70,764
Reimbursement of expenses by Adviser (Note 3)		(1,500)
Net expenses		69,264
Net investment income		189,041
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		28,142
Foreign currency transactions		(129)
Net realized gain		28,013
Net increase in unrealized appreciation		28,685
Net realized and unrealized gain on investments and foreign currency transactions		56,698
Net increase in net assets resulting from operations		$245,739

*Net of foreign taxes withheld of		$192

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
OPERATIONS:
Net investment income	$189,041	$249,639
Net realized gain from investments and foreign currency transactions	28,013	1,139,457
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	28,685	(92,451)
Net increase in net assets resulting from operations	245,739	1,296,645
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(116,077)	(198,001)
Realized gains from investment transactions	–	(512,073)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(1,301,087)	(2,838,936)
Total decrease in net assets	(1,171,425)	(2,252,365)
NET ASSETS:
Beginning of period	15,602,294	17,854,659
End of period*	$14,430,869	$15,602,294

*Including undistributed net investment income of	$256,184	$183,220

See Notes to Financial Statements

11

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
June 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

12

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Information Technology	$60,363	$–	$–	$60,363
Real Estate	14,019,130	–	–	14,019,130
Short-term securities	–	270,000	–	270,000
Total Investments	$14,079,493	$270,000	$–	$14,349,493

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2018.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

13

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2018, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2014.

At June 30, 2018, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$2,099,963
Unrealized depreciation	(217,230)
Net unrealized appreciation	$1,882,733

Aggregate cost	$12,466,760

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, Directors' deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

14

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2018 were $2,347,848 and $3,158,945, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2019. During the period ended June 30, 2018, such reimbursement amounted to $1,500 and is not subject to future recoupment.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2018 amounted to $1,002.

NOTE 4 - CAPITAL STOCK

At June 30, 2018, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2018 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	12,804	8,134	(113,416)	(92,478)
Value:	$180,430	$116,077	$(1,597,594)	$(1,301,087)

	Year ended December 31, 2017
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	40,639	48,097	(281,463)	(192,727)
Value:	$597,438	$710,074	$(4,146,448)	$(2,838,936)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the six months ended June 30, 2018.

15

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2018	Year ended December 31,
	(Unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$14.85	$14.36	$13.31	$13.31	$10.56	$10.83
Income (Loss) from Investment Operations:
Net Investment Income	0.19[a]	0.22[a]	0.18[a]	0.14[a]	0.17	0.19
Net Realized and Unrealized Gains (Losses)	0.14	0.96	1.11	0.08	2.73	(0.33)
Total from Investment Operations	0.33	1.18	1.29	0.22	2.90	(0.14)
Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(0.18)	(0.24)	(0.22)	(0.15)	(0.13)
Distributions from Realized Gains	–	(0.51)	–	–	–	–
Total Dividends and Distributions	(0.12)	(0.69)	(0.24)	(0.22)	(0.15)	(0.13)
Net Asset Value, End of Period	$15.06	$14.85	$14.36	$13.31	$13.31	$10.56
Total Return[b]	2.27%	8.25%	9.70%	1.65%	27.54%	(1.32)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$14,431	$15,602	$17,855	$17,921	$26,137	$22,011
Ratio of Expenses to Average Net Assets:
Gross	1.02%[c]	0.93%	0.87%	0.85%	0.81%	0.81%
Net[d]	1.00%[c]	0.93%	0.74%	0.85%	0.81%	0.81%
Ratio of Net Investment Income to Average Net Assets	2.73%[c]	1.50%	1.29%	1.02%	1.34%	1.52%
Portfolio Turnover Rate[e]	17%	22%	55%	95%	54%	73%

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

[c]	Annualized.

[d]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[e]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

16

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2018. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interests of Davis Real Estate Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, to the Independent Directors' recommendation to renew the Advisory Agreements.

The Independent Directors considered the investment performance of the Fund on an absolute basis, as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether the Fund:

1.	Achieves satisfactory investment results over the long-term, after all costs;
2.
Efficiently and effectively handles shareholder transactions, inquiries, requests and records, provides quality accounting, legal and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder's ultimate return is the product of a fund's results, as well as the shareholder's behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

In aggregate, Davis Advisors, employees of Davis Advisors, and the Davis family have made significant investments in the Funds. The Independent Directors considered that these investments tends to align Davis Advisors', Davis Advisors' employees, and Davis family's interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.

The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds' shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

17

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors' investment process as well as the experience, capability and integrity of its senior management and other personnel.

The Independent Directors recognized Davis Advisors' (a) efforts to minimize transaction costs by generally having a long- term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for the Fund, profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund's net assets increase, and whether the fee schedule should reflect those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Fund.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors' sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Fund, the Independent Directors noted that the range of services provided to the Fund is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for the differences between the fee rates for the Fund and Davis Advisors' other lines of business.

The Independent Directors noted that Davis Real Estate Portfolio underperformed its benchmark, the Wilshire U.S. Real Estate Securities Index, over the ten-year time period, as well as since its inception on July 1, 1999, but outperformed the Wilshire U.S. Real Estate Securities Index over the one-, three-, and five-year time periods, all periods ended February 28, 2018. In reviewing the performance, the Directors considered that the Fund is able to invest a limited amount of assets outside of REITs, while the Wilshire U.S. Real Estate Securities Index, as well as other funds provided in the reports, are primarily REIT-only funds.

Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper real estate funds underlying variable insurance products (the "Performance Universe Average"), as well as the relevant Lipper Index. The report indicated that the Fund outperformed the Performance Universe Average and the Lipper Index over the one-, two-, three-, four- and five-year time periods, but underperformed both during the ten-year time period, all periods ended December 31, 2017.

The Independent Directors also reviewed the Fund's performance when measured over rolling five- and ten-year time frames. The Fund outperformed the Wilshire U.S. Real Estate Securities Index in 1 out of 15 rolling five-year time periods and outperformed the Morningstar U.S. Insurance Real Estate category in 3 out of 15 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2017. The Fund underperformed the Wilshire U.S. Real Estate Securities Index and Morningstar U.S. Insurance Real Estate category in 10 out of 10 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2017.

18

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors considered Davis Real Estate Portfolio's management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses through May 1, 2019.
Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Real Estate Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors' shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Real Estate Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

19

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purpose of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Trustee, DCT Industrial Trust (REIT); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004/Chairman since 2009	Co-CEO and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings
Company (educational and
media company); Director,
Colfax Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable ONE Inc.
(cable service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha C. Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director,
Modine Manufacturing
Company (heat transfer
technology); Director, Chicago
Bridge & Iron Company, N.V.
(industrial construction and
engineering); Lead
Independent Director, Fifth
Third Bancorp (diversified
financial services).

20

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC.	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee, Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company); Director, The Coca
Cola Company (beverage
company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.

21

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of directors has determined that independent trustee Marsha Williams qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this Form N-CSR

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 14, 2018

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: August 14, 2018